Nature of Business and Significant Events	12 Months Ended
Dec. 31, 2025
Nature of Business and Significant Events [Abstract]
Nature of business and significant events
1.	Nature of business and significant events

Betterware de México, S.A.P.I. de C.V. (“Betterware or BWM”) and its subsidiaries are hereinafter jointly referred to as the “Group”, the “Company”, “BeFra” or “BeFra Group”. The Group’s business is direct-to-consumer sales, which operates through two business segments: the home organization products (“Betterware segment” or “BWM segment”) and the beauty and personal care products (B&PC) (“Jafra segment”). The Betterware segment is divided into seven categories of the home organization: (i) Kitchen and food preservation, (ii) Home solutions, (iii) Bedroom, (iv) Bathroom, (v) Laundry & Cleaning (vi) Tech & mobility and (vii) wellness. The Jafra segment is divided into four categories of the beauty and personal care: (i) fragrance, (ii) color (cosmetics), (iii) skin care and (iv) toiletries. The Group’s business segment products are sold through twelve catalogs published throughout the year. The Group operates mainly in Mexico and the United States. The Group’s address, registered as its office and primary place of business, is Gdl-Ameca-Huaxtla Km-5, El Arenal, Jalisco, Mexico, and Zip Code 45350. The holding entity of Betterware is Campalier, S.A. de C.V. (“Campalier”).

Significant events and transactions –

2025

a)	Opening of new businesses:

On January 20, 2025 and November 13, 2025, Betterware Ecuador and Betterware Colombia were established, and they began operations on May 5, 2025, and March 2, 2026, respectively.

2024

b)	Sale Jafra’s land and building:

The Group, through subsidiary (Distribuidora Venus, S.A. de C.V.), (which is part of Jafra’s companies in Mexico), entered into two contracts for the sale: 1) “Las Flores” land and 2) “San Ángel” land and building in March and August 2024, respectively. The sales price for these transactions was Ps. 402,200, and as a result, the company recognized a loss in the income statement as other expenses of Ps. 529,722.

Of the sales prices collected, Ps. 156,500; the remaining Ps. 245,700 will be collected semiannually without interest, maturing in 2027. When determining the fair value the long-term receivable, an additional loss of Ps. 34,078 was recognized.

c)	Assets held for sale:

Jafra Mexico classified the O’Farril as assets held for sale in accordance with the accounting policy “current assets held for sale.” The Company recognized an impairment loss of Ps. 166,581 recognized in administrative expenses based on the use given to land.

2023

a)	Long-term debt and bond issuances:

➢	On July 5, 2023, Betterware signed an agreement with BBVA to acquire a simple line of credit for Ps. 1,500,000.

➢	On July 7, 2023, Betterware successfully concluded the third and fourth bond issuance offering for a total of Ps. 813,974, with 4 and 7-year maturities, offerings in the Mexican Market.

➢	As of July 10, 2023, the debt for the syndicated loan used for the acquisition of Jafra in 2022, amounted to Ps. 3,248,695. Betterware settled the debt of the syndicated loan using the Ps. 1,500,000 of the credit line with BBVA and the net proceeds from the bond issuances costs per placement, that is, the net amount of Ps. 810,197, the remainder of the credit was settled with drawdowns of short-term credit lines and the cash available on hand at that date (see note 15).

➢	On September 12, 2023, Betterware signed an agreement with HSBC to acquire a simple line of credit for Ps. 950,000.